Offerings - Offering: 1	Jan. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	587,500
Proposed Maximum Offering Price per Unit	3.97
Maximum Aggregate Offering Price	$ 2,332,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 322.10
Offering Note	Represents shares of common stock, par value $0.01 per share (the "Common Stock"), of Evolent Health, Inc. (the "Registrant") issuable under an inducement award of restricted stock units granted to Mario Ramos on January 2, 2026, in accordance with Rule 303.08 of the New York Stock Exchange Listing Manual. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities as may become issuable pursuant to the provisions of the inducement award agreement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of common stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The amount of the registration fee is based on a price of $3.97 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported by the New York Stock Exchange on December 31, 2025.